SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade receivables	$ 152,471	$ 180,989	$ 161,373
Less: allowance for credit losses	(15,206)	(9,720)	(12,664)	$ (2,052)
Total	$ 137,265	$ 171,269	$ 148,709